Interest Expense - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Interest costs [abstract]
Weighted average rate for capitalization of interest relating to general borrowings	5.80%	5.20%	5.30%